Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2022
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Changes in Number of Warrants Outstanding
Changes in the number of warrants outstanding and their related weighted average exercise prices are as follows:

	2022			2021
	Weighted average exercise price (in €)	Number of warrants	Weighted average exercise price (in €)	Number of warrants
Outstanding as of January 1,	13.06	2 136 556	17.00	1 488 006
Granted	1.82	594 450	5.29	760 800
Forfeited	2.74	(109 108)	4.94	(77 250)
Exercised	—	—	—	—
Expired	15.80	(282 252)	10.23	(35 000)
At December 31,	8.36	2 339 646	13.06	2 136 556

Summary of Warrants Outstanding
Warrants outstanding at the end of the year have the following expiry date and exercise price:

Warrant plan issuance date	Vesting date	Expiry date	Number of warrants outstanding as of December 31, 2022	Number of warrants outstanding as of December 31, 2021	Exercise price per share
06 May 2013	06 May 2016	06 May 2023	2 500	2 500	2.64
05 May 2014	05 May 2017	05 May 2024	35 698	35 698	38.25
05 November 2015	05 November 2018	05 November 2025	79 315	79 315	30.67
08 December 2016	08 December 2019	08 December 2021	7 500	7 500	32.04
29 June 2017	29 June 2020	31 July 2022	—	282 251	31.34
26 October 2018	26 October 2021	31 December 2023	365 817	365 817	18.26
25 October 2019	25 October 2022	31 December 2024	529 950	549 842	7.13
11 December 2020	10 December 2023	31 December 2027	498 883	532 133	6.24
11 October 2021	11 October 2024	31 December 2028	819 983	281 500	2.38

			2 339 646	2 136 556

Summary of Fair Value of Warrants Determined At Grant Date
The fair value of the warrants has been determined at grant date based
on the Black-Scholes formula. The variables, used in this model, are:

	Warrants issued on
	06 May 2013	05 May 2014	05 Nov. 2015	08 Dec. 2016	29 Jun. 2017	26 Oct. 2018	25 Oct. 2019	10 Dec. 2020	11 Oct. 2021	Total
Number of warrants issued	266 241	100 000	466 000	100 000	520 000	700 000	939 500	561 525	777 050	4 430 316
Number of warrants accepted	253 150	94 400	353 550	45 000	334 400	426 050	602 025	557 050	874 200	3 539 825
Number of warrants not fully vested as of December 31, 2022	—	—	—	—	—	—	289 834	498 883	819 983	1 608 700
Average exercise price (in €)	2.64	38.25	30.67	32.04	31.34	18.26	7.13	6.24	2.38
Expected share value volatility	39.55%	67.73%	60.53%	61.03%	60.61%	58.82%	59.14%	58.84%	56.86%
Risk-free interest rate	2.06%	1.09%	0.26%	-0.40%	-0.23%	-0.06%	-0.38%	-0.66%	-0.30%
Average fair value (in €)	12.44	25.19	20.04	16.18	15.58	8.90	3.99	3.45	1.36
Weighted average remaining contractual life	0.34	1.34	2.84	(1.07)	(0.51)	0.82	1.81	4.94	5.78